ACQUISITIONS	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
ACQUISITIONS

3. ACQUISITIONS

Acquisition of Times Express Limited and H2N Limited

On August 25, 2025, the Company entered into a Sale and Purchase Agreement with Wealthy Tracks Holdings Limited (“Vendor A”), Choy Yuk Fu, and Barrowdale Limited (collectively, “the Vendors”), for the acquisition of 100% equity interests of TEX and H2N, both incorporated in Hong Kong and engages in logistics and express delivery businesses. The aggregate consideration for the purchase for the Sale Shares shall comprise non-cash consideration and cash consideration:

(1) For non-cash consideration, the Company shall issue and allot to one of the shareholders new shares altogether equivalent to 354 shares, representing 11% of the enlarged entire issued share capital of the Company after allotment (“Consideration Shares”).

(2) For cash consideration, in the event that the Company can raise the following amount from the Fundraising, the Company shall, within the First Post-IPO Quarter, also pay to the Vendors altogether an amount based on the total gross proceeds of fund raised (the “Gross Fund Raised”) as follows:

(i) If the Fundraising is below US$3,000,000, there will be no cash consideration and the Company shall have no obligation to pay any cash consideration to the Vendors.

(ii) If the Fundraising is equal to or greater than US$3,000,000 but less than or equal to US$ 5,000,000, the Company shall pay the Vendors 2.5% of the Gross Fund Raised.

(iii) If the Fundraising is greater than US$5,000,000, the Company shall pay the Vendors 5% of the Gross Fund Raised.

In addition, the Company gives the Vendors a right to require the Company to sell and transfer back the entire TEX and H2N simultaneously to them at a consideration in kind equivalent to the entire Consideration Shares and refund to the Company the paid cash consideration in the agreement (the “Call Option”). The Call Option may be exercisable within twenty-five months from Completion or before the expiration of one month from completion of the IPO, whichever is the earlier, by the Vendors giving to the Company not less than 14 days’ written notice in advance. In the event that (i) the Company cannot complete the IPO within a period of two years from the Completion Date (or such other date as agreed by the Vendors and Group), or (ii) the Valuation of the Company falls below the amount of US$60 million, the Vendors and the Company agree to negotiate in good faith the way of moving forward, failing to reach an agreement, the Vendors may exercise the Call Option. The Call Option shall only be exercisable after the Vendors and the Company have separately entered into and duly executed a written exercise confirmation agreement or confirmation letter in relation to such exercise (the Exercise Confirmation). In the absence of such Exercise Confirmation duly signed by both the Vendors and the Company, the Call Option shall not be exercisable and any purported exercise of the Call Option shall be null and void. Therefore, the Call Option is not considered as contingent consideration.

Upon the date of completion of the IPO, the Company shall repay the aggregate of all the debts owned by TEX and H2N to the Vendors (“Pre-Completion Loan”) and the funding required by way of additional loans to the TEX and H2N on account of the Company, (“Transitional Period Loan”, if any) in accordance with the repayment schedule specified in the relevant agreement as follow:

(i) by the expiration of the First Post-IPO Quarter, the Company to repay an amount equivalent to the sum of HK$24,381,156 (approximately US$3,132,496) and the transitional Period Loan (if any); or bank and cash balance of TEX and H2N plus the total amount of account receivables of TEX and H2N collected during the First Post-IPO Quarter;

(ii) by the expiration of the Second Post-IPO Quarter, the Company to repay an amount equivalent to the sum of HK$24,381,156 (approximately US$3,132,496) and the Transitional Period Loan (if any) minus the First Instalment; or the total amount of account receivables of TEX and H2N collected during the Second Post-IPO Quarter (the “Second Instalment”);

(iii) by the expiration of the Third Post-IPO Quarter, the Company to repay an amount equivalent to the sum of HK$24,381,156 (approximately US$3,132,496) and the Transitional Period Loan (if any) minus the sum of First Instalment and the Second Instalment; or the total amount of account receivables of TEX and H2N collected during the Third Post-IPO Quarter (the “Third Instalment”);

(iv) by the expiration of twelve (12) months from the completion date of the IPO, the Company to repay the sum of HK$24,381,156 (approximately US$3,132,496) and the Transitional Period Loan (if any) minus the sum of First Instalment, the Second Instalment and the Third Instalment; and HK$3,000,000 (approximately US$385,441);

(v) from the thirteenth month to the sixteenth month from the completion date of the IPO, the Company to repay a total of HK$2,000,000 (approximately US$256,960); and

(vi) from the seventeenth month to the twentieth month from the completion date of the IPO, the Company to repay HK$2,618,844 (approximately US$336,470), being the remaining balance of the Pre-Completion Loans of TEX and HK$930,733 (approximately US$119,581), being the remaining balance of the Pre-Completion Loans of H2N.

In accordance with ASC 805, (i) the transaction was identified as business combination with third party; (ii) the Company was identified as accounting acquirer and the acquisition date was August 26, 2025; (iii) the Company conducted the acquisition by issuing and allotting 354 shares to the original shareholder of TEX and H2N, and the fair value of acquirer’s equity interest were estimated by discounted cash flow method under income approach model. The Company estimates the fair value of the contingent consideration earnouts using the probability weighted scenario depending on the nature of the contingent consideration.

Under the acquisition method of accounting, the excess of consideration over the fair value of assets and liabilities of businesses acquired shall be recognized as goodwill. A gain on bargain purchase is recorded when the fair market value of the net assets acquired exceeds the purchase price. The Company engaged an independent valuation appraiser to assist in identification and evaluation of fair value of the Company’ shares for acquisition and identifiable assets acquired and liabilities assumed as of the acquisition date.

The Company used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

●	Intangible asset - software was valued using the replacement cost method, which measures the value of an asset based on the cost to reproduce it or replace it with another asset of like utility, or the multi-period excess earnings method, which assumes that the value of software is equal to the present value of the incremental after-tax cash flows attributable specifically to the software.
The software intangible asset valued under the multi-period excess earnings method was US$1,809,068. The key inputs and assumptions included:

-	Discount rate of 18.0%, derived from weighted average cost of capital adjusted for a 2% intangible risk premium;
-	Contributory asset charges applied to plant and machinery (10.5%), customer relationships (17.0%), brand names (17.0%), and assembled workforce (16.0%), based on market participant return requirements;
-	Cash flow projections based on management forecasts reflecting expected market performance of comparable software solutions

The software intangible asset valued under the replacement cost method was US$720,977. The key inputs and assumptions included:

-	Estimated total development cost of approximately US$1,166,600 based on historical development effort and current market labor rates;
-	Developer’s profit margin of approximately 10.0% and entrepreneurial profit of 11.0%, reflecting returns required by market participants;
-	Adjustment for development efficiency of approximately 50%, reflecting assumed productivity improvements under current technology and development practices;
-	Assumption that the replacement software would be developed using modern software solution providing equivalent functionality and utility to the subject software;
-	Inclusion of all direct and indirect development costs, including design, coding, testing, quality assurance, project management, and allocated overhead.

●	Intangible asset - customer list was valued using the cost method, with reference to the historical acquisition costs incurred in obtaining the clients, as well as prevailing market-based client acquisition costs;

●	Intangible asset - brand names were valued using the relief-from-royalty method under income approach, which represents the benefits of owning the intangible assets rather than paying royalties for their right of use;

●	Other assets and liabilities carrying value approximated fair value at the time of acquisition.

In valuing the acquired assets and assumed liabilities, fair value estimates were based primarily on future expected cash flows, market rate assumptions for contractual obligations and appropriate discount rates. The customer base assets incorporated significant assumptions that had a material impact on the estimated fair value, such as discount rates, projected revenue growth rates, customer attrition rates and projected profit margins.

The allocation of the purchase price based on the fair values of the acquired assets and liabilities assumed as of the date of acquisition is summarized as follows:

Amount in US$
Fair value of the share issued (1)	1,858,401
Fair value of Pre-Completion Loans	3,023,865
Fair value of contingent consideration (2)	130,088
Fair value of consideration transferred (A)	5,012,354

Fair value of the assets acquired and the liabilities assumed
Net working capital (3)	2,812,318
Intangible asset – customer list	46,638
Intangible asset – software	2,530,045
Intangible asset – brand names	987,109
Non-operating asset	1,013,830
Deferred tax liability (4)	(588,026)
Net assets acquired	6,801,914
Fair Value of 100% Net Assets Acquired (B)	6,801,914

Gain on bargain purchase (A-B)	(1,789,560)

(1)	The fair value of the shares of the Company was derived by summation method under cost approach, which aggregates the values of all TEX and H2N and the net assets held by the Company.

(2)	The balance of contingent consideration represented the estimated fair value of Fundraising incentive related to the acquisition of TEX and H2N. The gain in fair value of the contingent consideration related to the acquisition of TEX and H2N amounted to US$5,908 for the year ended December 31, 2025.

(3)	Among which, cash acquired from acquisition of TEX and H2N was US$688,487.

(4)	Deferred tax liabilities were calculated based on the fair value of identifiable intangible assets multiplied by income tax rate.

Supplemental pro forma information (unaudited)

The pro forma information for the periods set forth below gives effect to the business acquisition as if the business combination had occurred as of January 1, 2025. This pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time.

	For the year ended December 31,
	2024	2025
	US$	US$
Net revenue	17,269,616	15,128,729
Net loss	(2,214,552)	(3,361,554)

Acquisition of Oceanus Asia Opportunity 2 Limited

On August 29, 2025, the Company entered into a Share Swap Agreement with the shareholder of Oceanus Asia Opportunity 2 Limited, for the acquisition of 100% equity interests of Oceanus Asia Opportunity 2 Limited, which incorporated under the laws of British Virgin Islands and is an investment holding company. The Company obtained control over Oceanus Asia Opportunity 2 Limited on August 29, 2025. The acquisition date was August 29, 2025. The Company conducted the acquisition by issuing and allotting to the shareholder new shares altogether equivalent to 406 shares.

The acquisition was accounted for as an asset acquisition under ASC 805 as the assets did not satisfy the definition of a “business” under ASC 805 because substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, 9.9% of equity interest of Smart Minds. As such, the Company recognized the acquired assets liabilities based on the total purchase consideration, on a relative fair value basis, after allocating the excess of the fair value of net assets acquired to 9.9% of equity interest of Smart Minds. Other assets and liabilities carrying value approximated fair value at the time of acquisition.

The total cost of the acquisition was allocated to the assets acquired and liabilities assumed based on their relative fair values by the Company as of the date of acquisition:

Component of Cost	Amount in US$
Fair value of the share issued (1)	1,892,771
Total Consideration	1,892,771
Less: net assets acquired (2)	236,024
Total Cost Allocated to the Equity Interest	1,656,748

(1)	According to ASC 805-50-30-2, if the consideration is not in the form of cash, measurement is based on either the cost which shall be measured based on the fair value of the consideration given or the fair value of the assets (or net assets) acquired, whichever is more clearly evident and thus, more reliably measurable. The fair value of the shares of the Company was derived by summation method under cost approach, which aggregates the values of all Oceanus Asia Opportunity 2 Limited and the net assets held by the Company.

(2)	Among which, cash acquired from acquisition of Oceanus Asia Opportunity 2 Limited was nil.

Acquisition of Smart Minds Holdings Limited

From July 12, 2024 to October 28, 2025, the Company entered into a series of Supplemental Share Subscription Agreements with the shareholders of Smart Minds to subscribe additional 13,708,428 shares of Smart Minds, following the same subscription price of US$ 0.1158 per share in accordance with the Share Subscription Agreement dated on June 14, 2024. On November 3, 2025, all shareholders of Smart Minds agreed to grant the approval to the Board of Directors for the allotment of the shares subscribed by the Group from June 14, 2024 to October 28, 2025. The Company increase its equity interest in Smart Minds from 24.9% to 62.5%, and obtained the control over Smart Minds from November 12, 2025.

The acquisition was accounted for as an asset acquisition under ASC 805. The assets did not satisfy the definition of a “business” under ASC 805 because substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset, the internal developed software. The Company recognized the acquired assets liabilities based on the total purchase consideration, on a relative fair value basis, after allocating the excess of the fair value of net assets acquired to the internal developed software. To the extent that the allocation resulted in adjustments that relate to periods prior to the acquisition or do not impact current period earnings, such amounts were recorded as an adjustment to retained earnings. Management believes this presentation appropriately reflects the nature of the transaction in accordance with ASC 805-50. Other assets and liabilities carrying value approximated fair value at the time of acquisition.

The total cost of the acquisition was allocated to the assets acquired and liabilities assumed based on their relative fair values by the Company as of the date of acquisition:

Component of Cost	Amount in US$
Previous held interest by the Company (corresponding to 24.9% of equity interest of Smart Minds)	2,911,030
Cash consideration for the share subscription (corresponding to 37.6% of equity interest of Smart Minds)	1,683,287
Total Consideration	4,594,317
Plus: fair value of non-controlling interest (corresponding to 37.5% of equity interest of Smart Minds) (1)	5,021,501
Plus: net working deficit (2)	636,434
Plus: deferred tax liability	2,025,894
Total Cost Allocated to Software	12,278,146

(1)	The fair value of the non-controlling interest were valued using the discounted cashflow method under income approach in this valuation.

(2)	Among which, cash acquired from acquisition of Smart Minds was US$9,544.